NET SALES	12 Months Ended
Dec. 31, 2022
NET SALES
NET SALES
18.  NET SALES

Accounting policy:

The Company recognizes revenue primarily from the following sources:

a)    Sale of products

The Company operates in the production and distribution of lubricants including the brands Mobil and Comma. Products are sold in contracts identified with individual customers and in sets, as a package of goods or services.

The Company recognizes sales revenues upon delivery to the customer as long as revenue and costs can be measured reliably, receipt of the consideration is probable and there is no continuous involvement of management with the products. Delivery is considered to be the moment when the customer accepts the goods, and the risks and benefits related to the property are transferred.

Some lubricant sales contracts cannot be purchased separately from a package of services. However, the goods and services are clearly distinct in the contracts. This sales modality represents two separate performance obligations and therefore revenue is recognized for each of these performance obligations when control of the respective goods and services is transferred to the customer. The transaction price is allocated to different performance obligations based on the independent selling price, in which revenues are identified, measured and recorded separately. Trade incentives, including cash incentives, discounts and volume rebates, and free or discounted goods or services, are accounted for as a reduction of revenue.

Discounts, rebates, credits, price concessions, performance bonuses and similar incentives are treated as variable consideration and included in the transaction price at the company’s best estimate and is included in revenue to the extent that it is highly probable that there will be no significant reversal of the cumulative amount of revenue when any pricing uncertainty is resolved.

b)    Logistics services rendered

Revenues from the provision of services are recognized when the entity transfers to the counterpart the significant risks and benefits inherent to the provision of services, when it is probable that the economic benefits associated with the transaction will flow to the Company, as well as when its related value and incurred costs can be reliably measured.

Service prices are fixed based on service orders or contracts. The Company’s revenue is basically comprised of rail freight, road freight, container transport and port elevation services, which is why the above criteria are normally met to the extent that the logistics service is provided.

c)    Deferred Revenue

Consists in advances received from clients seeking investment in fixed assets in return for a rail service contract requiring future performance of services by the Company.

d)    Natural gas distribution

Revenue is measured based on the consideration specified in a contract with a customer. Revenues from natural gas sales are recorded based on the volume of natural gas sold and respective regulated tariffs, which provides for five-year tariff cycles, with annual inflation adjustment.

Revenue is recognized when the gas is delivered to the delivery points (predetermined in the agreements with each customer) i.e., performance obligation on delivery of gas is satisfied. Customers obtain control of gas when it’s transferred through pipelines to the customer.

In accordance with contractual terms, late payment fees and interests are calculated based on outstanding balances as of invoices original due dates.

The transaction price does not have variable consideration.

The Company recognizes revenues from the following main sources:

i.   Billed revenue

The Company provides gas distribution services through its natural gas distribution concessions The fair value and selling prices of individual services are broadly similar.

Gas distribution revenue is recognized when its value can be measured reliably, being recognized in profit or loss in the same period in which the volumes are delivered to customers based on the monthly measurements made.

ii.   Unbilled revenue

Unbilled revenue refers to the portion of gas supplied for which metering and billing to customers have not yet occurred. This amount is estimated based on the period between measurement and the last day of the month.

The actual volume billed may be different from estimates. The Company believes that, based on its historical experience, the unbilled estimated amount will not significantly differ from actual amounts.

     iii.   Infrastructure concessions

The construction of the infrastructure necessary for gas distribution is considered a construction service rendered to the ARSESP, and the related revenue is recognized over time based on the cost incurred method.

Construction costs are recognized by reference to the stage of completion of the construction activity at the end of the reporting year and are included in cost of sales.

Advances received are included in contract liabilities.

iv.   Services rendered

Revenue is recognized over time as services are provided. The stage of completion to determine the amount of revenue to be recognized is evaluated based on assessments of progress of work performed.

If services under a single contract occur in different periods, consideration is allocated based on their individual sales prices. The individual selling price is determined on the basis of the list prices at which the Company sells the services in separate transactions.

e)    Electricity trading

The Company recognizes revenue from electricity supply to customers and wholesalers at fair value of the related consideration, for delivery of electricity in a given period. The volume of electric energy delivered to buyer is determined on a monthly basis. Customers obtain control of electricity from the moment they consume it. Invoices are issued monthly and are usually paid within 30 days from their issue date.

Revenue from energy trading is recorded based on bilateral contracts signed with market agents and duly registered with the Electric Energy Trading Chamber (Câmara de Comercialização de Energia Elétrica), or “CCEE.”

Revenue is recognized based on the energy sold and at prices specified under the supply to customers and wholesalers’ contracts. The Company may sell the energy produced in two environments: (i) in the Free Contracting Environment (Ambiente de Contratação Livre), or “ACL,” where energy trading takes place through free negotiation of prices and conditions between the parties, through bilateral contracts; and (ii) in the Regulated Contracting Environment (Ambiente de Contratação Regulada), or “ACR,” where electricity is sold to distribution agents.

i.   Short-term market

The Company recognizes revenue at the fair value of the consideration receivable when transactions in the short-term market occur. The price of energy in these operations is characterized by the link with the Differences Settlement Price (Preço de Liquidação de Diferenças), or “PLD.”

ii.   Trading operations

Energy trading operations are carried out in an active market and, for accounting measurement purposes, they meet the definition of financial instruments at fair value.

The Compass Trading recognizes revenue when the energy is delivered to customers at fair value of the consideration. In addition, unrealized net gains resulting from mark-to-market - difference between contracted and market prices - from open net contracted operations on the date of the consolidated financial statements are recognized in revenue.

f)    Lease revenues

Rental income mainly corresponds to land leased by Radar and is recognized on a straight-line basis over the term of each contract, to the extent that the contracts transfer to customers the right to use the assets for a period in exchange for consideration, which can be measured reliably.

g)    Sale of investment properties

Revenue comprises the fair value of the consideration received or receivable for the disposal of investment properties in the ordinary course of the subsidiary's activities. Revenues are presented net of taxes, returns, rebates and discounts, and in the consolidated financial statements after eliminating sales within the subsidiary. Revenue is recognized when the subsidiary fulfills all obligations and promises identified in the contract for the transfer of goods to the customer.

	December 31, 2022	December 31, 2021	December 31, 2020
Gross revenue from sales
of products and services	46,391,989	30,317,755	24,040,536
Construction revenue	1,217,818	1,020,176	885,630
Indirect taxes and deductions	(7,872,439)	(5,472,930)	(4,488,331)
Net sales	39,737,368	25,865,001	20,437,835

In the following table, revenue is disaggregated by products and service lines and timing of revenue recognition:

	December 31, 2022	December 31, 2021	December 31, 2020
At a point in time
Natural gas distribution	18,268,994	10,447,312	7,372,957
Electricity trading	238,544	620,495	775,479
Lubricants and base oil	8,690,659	5,546,093	4,283,704
Leasing and sale of properties	834,616	—	—
Other	418,847	277,571	59,923
	28,451,660	16,891,471	12,492,063
Over time
Railroad transportation services	9,503,965	7,103,706	6,680,307
Port elevation	337,543	335,965	285,852
Construction revenue	1,217,818	1,020,176	885,630
Services rendered	289,418	566,364	131,871
	11,348,744	9,026,211	7,983,660

Elimination	(63,036)	(52,681)	(37,888)
Total	39,737,368	25,865,001	20,437,835